Note 17. Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
17.	FAIR VALUE MEASUREMENTS

The Company utilizes a hierarchal disclosure framework associated with the level of pricing observability utilized in measuring assets and liabilities at fair value. The three broad levels defined under the literature are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:
Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III:
Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2011 and 2010 by level within the fair value hierarchy. As required by the current accounting guidance, financial assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2011
	Level I	Level II	Level III	Total
	(In thousands)
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government and Agency Obligations	$--	$97,599	$--	$97,599
Mutual Funds	--	503	--	503

Assets measured on a nonrecurring basis:
Impaired loans	--	--	$668	$668

	December 31, 2010
	Level I	Level II	Level III	Total
	(In thousands)
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government and Agency Obligations	$--	$75,486	$--	$75,486
Mutual Funds	--	559	--	559

Assets measured on a nonrecurring basis:
Impaired loans	--	--	$1,234	$1,234